Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 21, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 18, 2015
Document Effective Date	Dec. 21, 2015
Prospectus Date	Dec. 21, 2015
Great Lakes Disciplined International Smaller Company Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GLISX